Cover Page Cover Page	Jan. 28, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Central Index Key	0000010795
Amendment Flag	false
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive,
Entity Address, City or Town	Franklin Lakes,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false